VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—82.5%
Aerospace & Defense—2.2%
AeroVironment, Inc. 0.000%, 7/15/30	$2,050	$2,863
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,280	1,532
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	170	2,085
		6,480

Auto Manufacturers—0.8%
Rivian Automotive, Inc. 4.625%, 3/15/29	2,385	2,349
Automotive Parts & Equipment—0.4%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,070	1,177
Biotechnology—5.3%
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	2,125	3,496
144A 0.000%, 9/15/28(1)	715	714
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,410	2,272
144A 1.750%, 3/1/31(1)	1,010	1,526
Celcuity, Inc. 2.750%, 8/1/31	505	907
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	1,750	2,167
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28(2)	1,640	2,496
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	2,005	2,349
		15,927

Commercial Services—1.1%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,740	1,889
Shift4 Payments, Inc. 0.500%, 8/1/27	1,370	1,346
		3,235

Computers—9.5%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,145	3,667
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	4,875	6,459
Parsons Corp. 2.625%, 3/1/29(2)	2,455	2,801
Seagate HDD Cayman 3.500%, 6/1/28	1,155	3,616
Super Micro Computer, Inc. 3.500%, 3/1/29	2,105	2,240
Western Digital Corp. 3.000%, 11/15/28	1,845	7,389
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(3)	2,250	2,321
		28,493

	Par Value	Value

Diversified REITs—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$2,940	$3,101
Electric Utilities—4.2%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	3,420	4,282
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,765	4,848
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	3,335	3,437
		12,567

Electronics—1.9%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,070	2,981
OSI Systems, Inc. 2.250%, 8/1/29	1,795	2,827
		5,808

Engineering & Construction—0.9%
Granite Construction, Inc. 3.250%, 6/15/30	1,830	2,666
Entertainment—2.7%
IMAX Corp. 0.500%, 4/1/26	1,965	2,300
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	5,585	5,931
		8,231

Financial Services—4.9%
Coinbase Global, Inc.
0.500%, 6/1/26(2)	4,175	4,685
144A 0.000%, 10/1/29(1)	2,265	2,448
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	1,935	1,908
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,820	4,004
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)(2)	415	368
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,340	1,370
		14,783

Health Care REITs—2.4%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,840	7,180
Healthcare-Products—4.3%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	2,055	2,932
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,610	1,622
Guardant Health, Inc. 1.250%, 2/15/31(2)	2,180	3,717
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,695	2,459
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28(2)	$1,025	$1,086
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	725	986
		12,802

Healthcare-Services—0.5%
Oscar Health, Inc. 144A 2.250%, 9/1/30(1)	1,350	1,458
Home Builders—0.5%
Meritage Homes Corp. 1.750%, 5/15/28(2)	1,395	1,390
Industrial REITs—0.7%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,110	2,110
Internet—6.3%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,510	2,670
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,940	3,246
Opendoor Technologies, Inc. 144A 7.000%, 5/15/30(1)	125	637
Spotify USA, Inc. 0.000%, 3/15/26	1,510	1,947
Trip.com Group Ltd. 0.750%, 6/15/29	1,630	1,989
Uber Technologies, Inc.
0.000%, 12/15/25	3,695	4,396
0.875%, 12/1/28	530	772
Wayfair, Inc. 3.250%, 9/15/27	1,850	3,166
		18,823

Investment Companies—3.4%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	2,170	3,065
IREN Ltd. 144A 0.000%, 7/1/31(1)	2,945	3,101
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	1,695	2,638
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	1,210	1,251
		10,055

Leisure Time—1.7%
Carnival Corp. 5.750%, 12/1/27	765	1,703
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	3,685	3,533
		5,236

Machinery-Construction & Mining—1.8%
Bloom Energy Corp.
3.000%, 6/1/29	430	2,760
	Par Value	Value

Machinery-Construction & Mining—continued
144A 0.000%, 11/15/30(1)(4)	$2,530	$2,572
		5,332

Media—0.5%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,075	1,375
Metal Fabricate/Hardware—0.4%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	860	1,121
Mining—1.6%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,910	3,393
MP Materials Corp. 144A 3.000%, 3/1/30(1)	515	1,557
		4,950

Miscellaneous Manufacturing—1.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	425	1,359
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	1,705	1,590
		2,949

Office REITs—0.5%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,500	1,468
Oil, Gas & Consumable Fuels—0.7%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	1,890	2,247
Personal Care Product—0.5%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)(3)	1,680	1,483
Pharmaceuticals—0.8%
Jazz Investments I Ltd. 3.125%, 9/15/30(2)	2,060	2,515
Retail—0.6%
Burlington Stores, Inc. 1.250%, 12/15/27	1,240	1,771
Semiconductors—5.6%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,510	1,705
Impinj, Inc. 144A 0.000%, 9/15/29(1)	1,290	1,406
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	2,150	2,382
MKS, Inc. 1.250%, 6/1/30	1,880	2,256
Nova Ltd. 144A 0.000%, 9/15/30(1)	1,445	1,850
ON Semiconductor Corp. 0.000%, 5/1/27	935	1,082
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 144A 0.000%, 10/15/30(1)	$2,460	$2,495
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,495	1,504
Veeco Instruments, Inc. 2.875%, 6/1/29	1,425	1,769
Wolfspeed, Inc. 2.500%, 6/15/31	151	328
		16,777

Software—10.0%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)(2)	1,410	1,953
Bitfarms Ltd. 144A 1.375%, 1/15/31(1)	190	172
Cloudflare, Inc. 0.000%, 8/15/26	3,605	5,023
Datadog, Inc. 144A 0.000%, 12/1/29(1)(3)	3,695	3,919
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,235	2,635
Nebius Group N.V. 144A 1.000%, 9/15/30(1)	1,260	1,606
Nutanix, Inc. 144A 0.500%, 12/15/29(1)(2)	1,925	2,121
Snowflake, Inc. 0.000%, 10/1/29	2,705	4,984
Strategy, Inc.
144A 0.000%, 12/1/29(1)(3)	4,860	4,228
144A 0.000%, 3/1/30(1)	1,465	1,443
Unity Software, Inc. 144A 0.000%, 3/15/30(1)(2)	1,360	1,770
		29,854

Telecommunications—3.0%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	1,790	1,902
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)(2)	1,200	1,607
InterDigital, Inc. 3.500%, 6/1/27	590	2,766
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	1,980	2,779
		9,054

Water Utilities—0.8%
American Water Capital Corp. 3.625%, 6/15/26	2,560	2,550
Total Convertible Bonds and Notes (Identified Cost $204,658)		247,317

Corporate Bonds and Notes—47.6%
Aerospace & Defense—2.6%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,585	1,637
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	2,330	2,446
	Par Value	Value

Aerospace & Defense—continued
TransDigm, Inc.
144A 6.375%, 5/31/33(1)	$1,620	$1,651
144A 6.750%, 1/31/34(1)	1,915	1,984
		7,718

Auto Components—0.4%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30(2)	1,190	1,182
Automotive Parts & Equipment—2.3%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)(2)	1,565	1,618
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	1,210	1,212
Clarios Global LP 144A 6.750%, 9/15/32(1)	1,605	1,642
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	1,160	1,221
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	1,220	1,216
		6,909

Building Materials—1.7%
AmeriTex HoldCo Intermediate LLC 144A 7.625%, 8/15/33(1)	1,275	1,334
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,270	1,316
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	2,340	2,435
		5,085

Chemicals—0.8%
Celanese U.S. Holdings LLC 6.750%, 4/15/33(2)	775	763
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	1,700	1,643
		2,406

Commercial Services—2.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,075	2,109
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,180	1,191
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)(2)	1,905	2,008
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,370	1,415
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	1,550	1,603
		8,326

Computers—1.7%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	795	826
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,835	1,680
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Computers—continued
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	$2,375	$2,528
		5,034

Containers & Packaging—1.1%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	2,030	2,036
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	1,195	1,171
		3,207

Diversified REITs—1.1%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	1,175	1,210
144A 6.250%, 1/15/33(1)	1,935	1,979
		3,189

Electric Utilities—1.2%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	1,925	1,982
Talen Energy Supply LLC 144A 6.500%, 2/1/36(1)	1,570	1,626
		3,608

Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	1,230	1,285
Entertainment—2.0%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	2,095	1,999
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	790	808
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,630	1,623
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	810	794
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)(2)	735	691
		5,915

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,100	1,151
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,460	1,517
		2,668

Financial Services—4.3%
Navient Corp.
9.375%, 7/25/30(2)	1,045	1,148
7.875%, 6/15/32(2)	1,235	1,276
OneMain Finance Corp.
7.125%, 11/15/31(2)	1,975	2,046
7.125%, 9/15/32	1,590	1,641
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,510	1,605
	Par Value	Value

Financial Services—continued
144A 6.875%, 2/15/33(1)	$765	$791
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,120	1,137
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	1,520	1,596
144A 6.375%, 8/1/33(1)	1,525	1,589
		12,829

Food & Beverage—1.2%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	1,690	1,735
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	1,960	1,985
		3,720

Healthcare-Products—0.8%
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,140	1,188
Medline Borrower LP 144A 5.250%, 10/1/29(1)	1,175	1,170
		2,358

Healthcare-Services—1.9%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	1,585	1,653
DaVita, Inc. 144A 6.750%, 7/15/33(1)	1,505	1,560
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,230	1,287
Tenet Healthcare Corp. 6.125%, 10/1/28	1,195	1,197
		5,697

Housewares—0.5%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	1,335	1,370
Insurance—0.8%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,370	2,449
Internet—1.3%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	2,340	2,409
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,560	1,595
		4,004

Iron & Steel—0.6%
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	1,620	1,684
Leisure Time—1.5%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	1,170	1,217
Carnival Corp. 144A 5.750%, 8/1/32(1)	810	832
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	$2,390	$2,456
		4,505

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	820	834
Machinery-Diversified—0.5%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,545	1,611
Media—3.5%
CCO Holdings LLC
4.500%, 5/1/32	865	769
144A 6.375%, 9/1/29(1)	1,245	1,255
144A 7.375%, 3/1/31(1)	1,520	1,543
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	1,605	1,595
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	1,195	1,201
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,140	1,140
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	1,445	1,447
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	1,580	1,611
		10,561

Mining—1.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,170	1,243
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	1,160	1,200
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,235	1,251
		3,694

Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	1,225	1,266
Oil, Gas & Consumable Fuels—3.5%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,289
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	1,170	1,203
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	1,555	1,610
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,195	1,218
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,190	1,211
SM Energy Co. 144A 7.000%, 8/1/32(1)	805	787
Sunoco LP 144A 6.250%, 7/1/33(1)	1,605	1,639
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	$1,396	$1,435
		10,392

Paper & Forest Products—0.2%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	734
Pipelines—0.5%
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	1,545	1,636
Retail—1.3%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	1,620	1,640
Bath & Body Works, Inc. 6.875%, 11/1/35	770	805
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,535	1,578
		4,023

Software—0.9%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	1,600	1,612
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,170	1,205
		2,817

Telecommunications—1.5%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	750	784
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)(2)	1,905	1,975
WULF Compute LLC 144A 7.750%, 10/15/30(1)	1,560	1,621
		4,380

Transportation—1.9%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	1,820	1,934
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	1,610	1,703
XPO, Inc. 144A 7.125%, 6/1/31(1)	1,915	1,999
		5,636

Total Corporate Bonds and Notes (Identified Cost $140,004)		142,732

	Shares
Convertible Preferred Stocks—10.8%
Aerospace & Defense—2.1%
Boeing Co. (The), 6.000%	95,355	6,171
Banks—2.5%
Wells Fargo & Co. Series L, 7.500%	6,170	7,634
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value
Capital Markets—1.4%
Ares Management Corp. Series B, 6.750%	32,190	$1,522
KKR & Co., Inc. Series D, 6.250%	52,815	2,589
		4,111

Electric Utilities—1.5%
NextEra Energy, Inc., 7.299%	14,580	766
PG&E Corp. Series A, 6.000%	88,635	3,643
		4,409

Financial Services—0.3%
Shift4 Payments, Inc., 6.000%	9,275	793
Healthcare Providers & Services—0.9%
BrightSpring Health Services, Inc., 6.750%	25,670	2,833
Semiconductors & Semiconductor Equipment—0.9%
Microchip Technology, Inc., 7.500%(2)	45,035	2,608
Software—0.2%
Strategy, Inc., 8.000%(2)	7,200	619
Technology Hardware, Storage & Peripherals—0.5%
Hewlett Packard Enterprise Co., 7.625%	24,745	1,672
Trading Companies & Distributors—0.5%
QXO, Inc., 5.500%	29,815	1,522
Total Convertible Preferred Stocks (Identified Cost $25,040)		32,372

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	2
Total Preferred Stock (Identified Cost $411)		2

Common Stocks—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	6,367,079	382
CCF Holdings LLC Class M(4)(5)	879,959	53
		435

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	6,354	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
IT Services—0.0%
Shopify, Inc. Class A(5)	45	8
Total Common Stocks (Identified Cost $22,676)		443

	Shares	Value

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	$—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—141.1% (Identified Cost $392,789)		422,866

Short-Term Investment—6.4%
Money Market Mutual Fund—6.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.982%)(7)	19,053,377	19,053
Total Short-Term Investment (Identified Cost $19,053)		19,053

Securities Lending Collateral—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.004%)(7)(8)	6,629,674	6,630
Total Securities Lending Collateral (Identified Cost $6,630)		6,630

TOTAL INVESTMENTS—149.7% (Identified Cost $418,472)		$448,549
Other assets and liabilities, net—(13.3)%		(39,827)
Cumulative Preferred Shares—(36.4)%		(109,000)
NET ASSETS—100.0%		$299,722

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $272,607 or 91.0% of net assets.

(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)

Country Weightings†
United States	89%
Cayman Islands	3
Canada	2
Bermuda	2
Israel	1
Australia	1
Panama	1
Other	1
Total	100%
† % of total investments as of October 31, 2025.
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$247,317	$—	$244,745	$2,572
Corporate Bonds and Notes	142,732	—	142,732	—
Equity Securities:
Convertible Preferred Stocks	32,372	32,372	—	—
Preferred Stock	2	—	—	2
Common Stocks	443	8	—	435 (1)
Warrant	—	—	—	— (1)
Money Market Mutual Fund	19,053	19,053	—	—
Securities Lending Collateral	6,630	6,630	—	—
Total Investments	$448,549	$58,063	$387,477	$3,009

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common Stocks	Warrant
Investments in Securities
Balance as of January 31, 2025:	$811	$—	$420	$362 (a)	$29
Net change in unrealized appreciation (depreciation)(b)	(335)	39	(418)	73	(29)
Purchases	2,533	2,533	—	—	—
Balance as of October 31, 2025	$3,009	$2,572	$2	$435 (a)	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025, was $(335).
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2025:
Investments in Securities – Assets	Ending Balance at October 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$2	Discounted cash flows liquidation approach	Discount rate	25.07% (24.79% - 25.31%)	Decrease

Common Stocks:
CCF Holdings LLC	$382	OPM and Last transaction	Volatility	41.57% (40.00% - 44.70%)	Increase

CCF Holdings LLC Class M	$53	OPM and Last transaction	Volatility	41.57% (40.00% - 44.70%)	Increase

Warrant:
CCF Holdings LLC	$—	Black-Scholes Model	Volatility	41.57% (40.00% - 44.70%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.